Annual Fund Operating Expenses	Jan. 31, 2025
Calamos Bitcoin Structured Alt Protection ETF – 6 Mo Jan/Jul | Calamos Bitcoin Structured Alt Protection ETF - 6 Mo Jan/Jul
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.69%
Calamos Bitcoin Structured Alt Protection ETF – 6 Mo Apr/Oct | Calamos Bitcoin Structured Alt Protection ETF - 6 Mo Apr/Oct
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.69%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.